Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

7. Goodwill and Other Intangible Assets

Business segments are based on segment leadership structure, which reflects how segment performance is monitored and assessed. During the 2014 first quarter, we reorganized our business segments to drive our ongoing growth and leverage the knowledge of our highly experienced team. We now have five major business segments: Retail and Business Banking, Commercial Banking, Automobile Finance and Commercial Real Estate (AFCRE), Regional Banking and The Huntington Private Client Group (RBHPCG), and Home Lending. A Treasury / Other function includes our insurance brokerage business, along with technology and operations, other unallocated assets, liabilities, revenue, and expense. All periods presented have been reclassified to conform to the current period classification.

A rollforward of goodwill by business segment for the years ended December 31, 2013 and 2012, is presented in the table below:

					Retail &
			Home	Former	Business	Commercial			Treasury/	Huntington
(dollar amounts in thousands)	RBHPCG		Lending (1)	WGH	Banking	Banking		AFCRE	Other	Consolidated
Balance, January 1, 2012	$98,951	$	---	$98,951	$286,824	$16,169	$	---	$42,324	$444,268
Adjustments / Reallocation	(5,939)		---	(5,939)	---	5,939		---	---	---
Balance, December 31, 2012	93,012		---	93,012	286,824	22,108		---	42,324	444,268
Adjustments / Reallocation	---		---	---	---	---		---	---	---
Balance, December 31, 2013	$93,012	$	---	$93,012	$286,824	$22,108	$	---	$42,324	$444,268

(1) As a result of the reorganization in our reported business segments, goodwill was reallocated among the business segments during the 2014 first quarter. As part of the reallocation at that time, $3.0 million was allocated to the Home Lending reporting segment. Immediately following the reallocation, impairment of $3.0 million was recorded in the Home Lending business segment. The allocation of goodwill to the Home Lending reporting segment was not practical at December 31, 2013.

Goodwill is not amortized but is evaluated for impairment on an annual basis as of October 1st each year or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. No impairment was recorded in 2013, 2012 or 2011.

At December 31, 2013 and 2012, Huntington's other intangible assets consisted of the following:

	Gross		Net
	Carrying	Accumulated	Carrying
(dollar amounts in thousands)	Amount	Amortization	Value

December 31, 2013
Core deposit intangible	$380,249	$(335,552)	$44,697
Customer relationship	106,974	(58,675)	48,299
Other	25,164	(24,967)	197
Total other intangible assets	$512,387	$(419,194)	$93,193

December 31, 2012
Core deposit intangible	$380,249	$(302,003)	$78,246
Customer relationship	104,574	(50,925)	53,649
Other	25,164	(24,902)	262
Total other intangible assets	$509,987	$(377,830)	$132,157

The estimated amortization expense of other intangible assets for the next five years is as follows:
Amortization
(dollar amounts in thousands)	Expense

2014	$36,711
2015	20,550
2016	7,336
2017	6,854
2018	5,983